Cover	Jan. 16, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2024
Entity File Number	001-40677
Entity Registrant Name	ALPHA PARTNERS TECHNOLOGY MERGER CORP.
Entity Central Index Key	0001845550
Entity Tax Identification Number	98-1581691
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2021 Fillmore St. #2089
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94115
City Area Code	212
Local Phone Number	906-4480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares included as part of the Units, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the Units, par value $0.0001 per share
Trading Symbol	APTM
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	APTMW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Trading Symbol	APTMU
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Empire State Building
Entity Address, Address Line Two	20 West 34th Street
Entity Address, Address Line Three	Suite 4215
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001